DETAILS OF CASH FLOWS - Cash and cash equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DETAILS OF CASH FLOWS
Cash	$ 780,979	$ 248,499
Short-term deposits	50,301	50,178
Total cash and cash equivalents	$ 831,280	$ 298,677	$ 658,246